Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Cash flow hedge (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 Average Pay Rate (USD) [Member] USD ($)	Dec. 31, 2010 Average Receive Rate (JPY) [Member] JPY (¥)
Derivative [Line Items]
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000